Note 15 - Income Taxes (Tables)	12 Months Ended
Nov. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	November 30, 2013	November 30, 2012	November 30, 2011
	%	%	%

Statutory income tax rate	26.5	27.0	28.0

	$	$	$

Statutory income tax recovery	(3,046,180)	(1,632,406)	(1,366,478)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	1,446,008	(399,748)	(1,324,979)
Change in valuation allowance	1,248,045	3,217,198	2,452,926
Investment tax credit	(164,308)	(561,988)	-
Financing costs booked to equity	(307,262)	-	-
Ontario tax rate change	-	(420,990)	-
Foreign exchange change	746,667	(230,695)	-
True up of tax returns, etc.	77,030	28,629	238,531
	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	November 30, 2013	November 30, 2012	November 30, 2011
	$	$	$

Deferred tax assets
Non-capital loss carry-forwards	6,831,991	6,031,917	4,147,325
Book and tax basis differences on assets and liabilities	992,378	773,590	824,640
Other	37,136	17,590	8,635
Ontario harmonization tax credit	399,831	427,355	361,888
Investment tax credit	2,324,856	2,089,238	1,351,859
Undeducted research and development expenditures	2,180,640	2,179,097	1,607,242
	12,766,832	11,518,787	8,301,589
Valuation allowances for deferred tax assets	(12,766,832)	(11,518,787)	(8,301,589)
Net deferred tax assets	-	-	-

Schedule of Operating Losses [Table Text Block]
Canadian income tax losses expiring in the year ended November 30,	Federal
$

2013	(1,162,039)
2014	(2,129,847)
2025	(513,476)
2026	-
2027	(1,372,624)
2028	(808,024)
2029	(597,768)
2030	(3,629,479)
2031	(4,938,324)
2032	(5,380,452)
2033	(5,165,818)
(25,697,851)
United States Federal income tax losses expiring in the year ended November 30,
$

2024	35,957
2025	16,234
2026	34,523
86,714